Maturity [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	66 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg December 2030 Maturity Corporate Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.39%	0.30%	1.16%
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	0.49%
iShares iBonds Dec 2030 Term Corporate ETF
Prospectus [Line Items]
Average Annual Return, Percent	8.27%	0.21%	1.10%
Performance Inception Date			Jun. 23, 2020
iShares iBonds Dec 2030 Term Corporate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.26%	(1.28%)	(0.32%)
iShares iBonds Dec 2030 Term Corporate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.86%	(0.50%)	0.21%